Revenue - Summary of Remaining Performance Obligations that are Unsatisfied (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Music
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	¥ 44,971	[1]
Others
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	47,126
Motion Pictures and Television Productions | Pictures
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	569,081	[2]
Media Networks | Pictures
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation	¥ 22,333

[1]	Amount included in the Music segment primarily consists of minimum royalty guarantees or fixed fees in contracts related to license revenue for ongoing access to an evolving library of content. These contracts also include the potential for sales-based or usage-based royalties to exceed the minimum guarantees, and these additional royalties are excluded from the amount above, of which substantially all are recognized as revenue within three years.
[2]	For Motion Pictures and Television Productions in the Pictures segment, Sony has included all contracts regardless of duration.